Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member]		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 21,921,333	$ 3,016,476
Prepaid expenses and other current assets, net		293,993	40,454
Due from subsidiaries		14,593,117	2,008,080
Deferred offering expenses				4,223,769
Total Current Assets		36,808,443	5,065,010	4,223,769
Non-current assets:
Investment in subsidiaries		27,545,711	3,790,416	31,455,139
Total Non-Current Assets		27,545,711	3,790,416	31,455,139
Total Assets		64,354,154	8,855,426	35,678,908
LIABILITIES AND SHAREHOLDERS’ EQUITY
Amounts due to subsidiaries				4,223,769
Accrued expenses and other liabilities		363,360	50,000
Total Liabilities		363,360	50,000	4,223,769
Shareholders’ Equity
Additional paid-in capital		196,038,784	26,975,834	168,973,780
Accumulated deficit		(131,841,244)	(18,142,067)	(137,544,783)
Accumulated other comprehensive income (loss)		(228,872)	(31,493)	5,118
Total Shareholders’ Equity		63,990,794	8,805,426	31,455,139
Total Liabilities and Shareholders’ Equity		64,354,154	8,855,426	35,678,908
Class A ordinary shares [Member]
Shareholders’ Equity
Ordinary shares	[1]	9,922	1,470	8,820
Class B ordinary shares [Member]
Shareholders’ Equity
Ordinary shares	[1]	¥ 12,204	$ 1,682	¥ 12,204

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1 and Note 11).